Property And Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
3. PROPERTY AND EQUIPMENT, NET
Property and equipment, net is composed of the following (in thousands):

	June 30, 2021	December 31, 2020
Computer equipment and acquired computer software	$558	$364
Machinery, equipment, furniture, and fixtures	3,717	2,974
Leasehold improvements	810	736
Quantum computing systems	12,815	9,617

Gross Property and Equipment	17,900	13,691
Less: accumulated depreciation	(2,342)	(1,703)

Net Property and Equipment	$15,558	$11,988

Depreciation expense for the three months ended June 30, 2021 and 2020 was $0.3 million and for the six months ended June 30, 2021 and 2020 was $0.6 million and $0.5 million, respectively.

3. PROPERTY AND EQUIPMENT, NET
Property and equipment, net as of December 31, 2020 and 2019, are composed of the following (in thousands):

	2020	2019
Computer equipment and acquired computer software	$364	$253
Machinery, equipment, furniture and fixtures	2,974	1,838
Leasehold improvements	736	535
Quantum computing systems	9,617	976

Gross Property and Equipment	13,691	3,602
Less: accumulated depreciation	(1,703)	(591)

Net Property and Equipment	$11,988	$3,011

Depreciation expense for the years ended December 31, 2020 and 2019 was $1.1 million and $354 thousand, respectively.